Debt - Narrative (Details)		1 Months Ended				12 Months Ended
	Mar. 12, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Long-term debt		$ 25,022,000				$ 10,736,000	$ 25,022,000
Unpaid principal balance		26,200,000				11,300,000	26,200,000
Deferred loan issuance costs		1,200,000				600,000	1,200,000
Restricted cash		$ 1,641,000				215,000	1,641,000
2020 Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Potential increase in interest rate		2.00%
Maximum borrowing capacity				$ 50,000,000
Letter of credit fee percentage				1.50%
Non-use fee percentage				0.25%
Additional liquidity covenant amount		$ 25,000,000					$ 25,000,000
Cash collateral percentage				105.00%
2020 Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Amount outstanding under line of credit						23,700,000
2020 Credit Facility | Base Rate | Revolving Credit Facility
Debt Instrument [Line Items]
Variable interest rate				2.00%
2020 Credit Facility | Eurodollar | Revolving Credit Facility
Debt Instrument [Line Items]
Variable interest rate				2.00%
2020 Québec Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate payable annually		6.00%					6.00%	6.00%
Maximum borrowing capacity								$ 25,000,000
Amount outstanding under line of credit						0
Debt term		10 years
Conditional-Refund Financial Contribution Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate payable annually		6.00%					6.00%	6.00%
Facility fee								$ 300,000
Maximum borrowing capacity								$ 5,000,000
Debt term		10 years
Potential reduction in principal and accrued interest		$ 5,000,000					$ 5,000,000
Convertible Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 165,000,000
Proceeds from convertible notes, net of issuance costs	162,400,000
Issuance costs	$ 2,600,000
Interest rate payable annually	1.00%
Proceeds from stock offering resulting in automatic conversion	$ 50,000,000
Available cash held by potential acquiree resulting in automatic conversion	200,000,000
Qualifying conversion amount	$ 2,300,000,000
Conversion price, as a percentage of stock price	87.50%
Conversion price (in dollars per share) | $ / shares	$ 12.38
Amount outstanding	$ 119,800,000
Share-settled redemption feature	$ 45,200,000					30,300,000
Interest expense						1,300,000
Secured Debt | 2018 Loan and Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount					$ 50,000,000
Unused commitments		15,000,000				25,000,000	15,000,000
Interest expense						4,900,000	5,200,000
Future minimum principal repayments due in year one						13,100,000
Future minimum principal repayments due in year two						9,000,000
Future minimum principal repayments due in year three						$ 2,400,000
Secured Promissory Note | 2018 Promissory Note
Debt Instrument [Line Items]
Aggregate principal amount					$ 25,000,000				$ 65,000,000
End of term payment, percentage of outstanding principal					5.25%
Facility fee					$ 300,000
Additional loan commitments									10,000,000
Potential increase in interest rate					5.00%
Secured Promissory Note | 2018 Promissory Note | Prime Rate
Debt Instrument [Line Items]
Variable interest rate					5.75%
Secured Promissory Note | 2018 Promissory Note | Prime Rate | Minimum
Debt Instrument [Line Items]
Variable interest rate					4.75%
Secured Promissory Note | 2020 Promissory Note
Debt Instrument [Line Items]
Aggregate principal amount			$ 25,000,000
Amount outstanding		$ 25,000,000					$ 25,000,000		$ 25,000,000
End of term payment, percentage of outstanding principal			4.75%
Secured Promissory Note | 2020 Promissory Note | Prime Rate
Debt Instrument [Line Items]
Variable interest rate			5.75%
Secured Promissory Note | 2020 Promissory Note | Prime Rate | Minimum
Debt Instrument [Line Items]
Variable interest rate			4.50%